Trade Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade Accounts receivable		$ 59,413	$ 37,704
Less: Allowance for doubtful accounts	(273)	(403)	(273)	(169)
Accounts Receivable, Net, Current, Total	$ 69,927	$ 59,010	$ 37,431